Derivative Financial Instruments	12 Months Ended
Jun. 30, 2016
Derivative Liability/Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 9	DERIVATIVE FINANCIAL INSTRUMENTS

The following table presents the components of the Company’s derivative financial instruments associated with convertible promissory notes (Notes 8) and warrants (Note 12), which have no observable market data and are derived using the Black-Scholes option pricing model measured at fair value on a recurring basis, using Level 1 and 3 inputs to the fair value hierarchy, at June 30, 2016:

	2016	2015
Embedded conversion features	$–	$–
Warrants	–	–
Insufficient shares	–	–
Derivative financial instruments	$–	$–

These derivative financial instruments arise as a result of applying ASC 815 Derivative and Hedging (“ASC 815”), which requires the Company to make a determination whether an equity-linked financial instrument, or embedded feature, is indexed to the entity’s own stock. This guidance applies to any freestanding financial instrument or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own stock.

During the year ended June 30, 2016, the Company issued notes with embedded conversion features and warrants to purchase common stock and the Company did not, at the date of issuance of these instruments, have a sufficient number of authorized and available shares of common stock to settle the outstanding contracts which triggered the requirement to account for these instruments as derivative financial instruments until such time as the Company has sufficient authorized shares.

On December 31, 2015, the Company amended its Articles of Incorporation by filing a Certificate of Amendment with the Secretary of State of Nevada to effect an increase in the number of the Company’s authorized common shares from 100,000,000 to 200,000,000.

On June 30, 2016, the Company amended its Articles of Incorporation by filing a Certificate of Amendment with the Secretary of State of Nevada to effect an increase in the number of the Company’s authorized common shares from 200,000,000 to 300,000,000. The increase in the authorized number of shares of common stock was approved by the Board of Director of the Company on June 30, 2016 and holders of more than 50% of the voting power of the Company’s capital stock. The Company’s ticker symbol and CUSIP remain unchanged.